Joint operations and other related parties	12 Months Ended
Dec. 31, 2018
Joint operations and other related parties
Joint operations and other related parties

Note 37 Joint operations and other related parties

Business relations and pricing between Tele2 and all related parties are based on commercial terms and conditions. During 2018, Tele2 engaged in transactions with the following related companies/persons.

Joint operations

Svenska UMTS-nät AB, Sweden

Tele2 is one of two turnkey contractors which plan, expand and operate the joint operation Svenska UMTS-nät AB’s 3G network. Tele2 and Telia Company each own 50 percent and both companies have contributed capital to the 3G company. In addition to this, the build-out has owner financing.

Net4Mobility HB, Sweden

Net4Mobility is an infrastructure joint operation between Tele2 Sweden and Telenor Sweden, where each party owns 50 percent. The company’s mission is to build and operate the combined 2G, 4G and coming 5G network. The network enable Tele2 and Telenor to offer their customers mobile services for data communications and voice. The build-out has owner financing. In December 2018 Net4Mobility acquired licenses for 700 MHZ bandwidth to increase the capacity in the existing net but also for 5G over time.

Extracts from the income statements, balance sheets and cash flow statements

Amounts below show summarized financial information for joint operations before inter-company eliminations.

	2018		2017		2016
	Sv UMTS-		Sv UMTS-		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Income statement
Revenue	1,026	1,256	1,115	1,217	1,211	1,202
Operating profit	66	62	68	78	74	80
Profit/loss before tax	49	195	44	23	41	(318)
Net profit/loss	33	195	34	23	32	(318)

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Sv UMTS-		Sv UMTS-		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Balance sheet
Intangible assets	—	3,114	—	1,874	—	2,075
Tangible assets	1,485	2,354	1,854	2,434	2,247	2,566
Deferred tax assets	94	—	110	—	120	—
Current assets	280	517	396	562	410	488
Total assets	1,859	5,985	2,360	4,870	2,777	5,129

Equity	638	(130)	605	(325)	571	(348)
Untaxed reserves	—	2,459	—	2,614	—	2,581
Non-current liabilities	924	1,501	1,375	1,806	1,822	2,014
Current liabilities	297	2,155	380	775	384	882
Total equity and liabilities	1,859	5,985	2,360	4,870	2,777	5,129

	2018		2017		2016
	Sv UMTS-		Sv UMTS		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Cash flow statement
Cash flow from operating activities	475	636	502	615	522	466
Cash flow from investing activities	(26)	(329)	(32)	(418)	(60)	(550)
Cash flow from financing activities	(449)	(329)	(470)	(218)	(462)	185
NET CHANGE IN CASH AND CASH EQUIVALENTS	—	(22)	—	(21)	—	101
Cash and cash equivalents at beginning of the year	—	80	—	101	—	—
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	—	58	—	80	—	101

Other related parties

Senior executives and Board members

Information for senior executives and Board members is presented in Note 33.

Kinnevik Group

Tele2 rents premises from Kinnevik.

Kazakhtelecom Group

Kazakhtelecom has 49 percent of the voting rights in the jointly owned company in Kazakhstan. Tele2 and Kazakhtelecom sell and purchases telecommunication services to and from each other. Business relations and pricing between the parties are based on commercial terms and conditions. On December 28, 2018, Tele2 gave Kazakhtelecom notice to exercise Tele2’s put option on its shares in Tele2 Kazakhstan. Hence, the sale process has started. Additional information is presented in Note 36.

Joint ventures and associated companies

Information about joint ventures and associated companies is presented in Note 16.

Transactions and balances

Transactions between Tele2 and joint operations are below included to 100 percent. In the consolidated financial statements the joint operations are however based on Tele2’s share of assets, liabilities, revenues and expenses (50 percent).

	Revenue			Operating expenses			Interest revenue
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Kinnevik	—	1	1	(3)	(4)	(11)	—	—	—
Kazakhtelecom	291	242	178	(615)	(602)	(456)	—	—	—
Joint ventures and associated companies	1	—	9	(12)	(10)	(4)	—	—	—
Joint operations	233	227	227	(1,111)	(1,135)	(1,146)	19	23	28
Total	525	470	415	(1,741)	(1,751)	(1,617)	19	23	28

							Non-interest-bearing			Interest-bearing
	Other receivables			Interest-bearing receivables			liabilities			liabilities
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Kinnevik	—	—	—	—	—	—	—	—	1	—	—	—
Kazakhtelecom	156	433	405	—	—	—	305	611	399	30	27	24
Joint ventures and associated companies	—	—	—	—	—	—	1	—	—	—	—	—
Joint operations	369	370	322	1,137	1,533	1,870	275	312	242	—	—	—
Total	525	803	727	1,137	1,533	1,870	581	923	642	30	27	24